CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income including noncontrolling interest	$ 973.6	$ 701.3	$ 463.3
Adjustments to reconcile net income including noncontrolling interest to cash provided by operating activities:
Depreciation	514.2	468.2	331.4
Amortization	302.0	246.3	64.3
Deferred income taxes	(130.5)	(3.2)	41.7
Share-based compensation expense	69.6	65.8	39.9
Excess tax benefits from share-based payment arrangements	(36.6)	(50.1)	(13.7)
Pension and postretirement plan contributions	(80.0)	(254.9)	(156.6)
Pension and postretirement plan expense	142.4	114.6	83.1
Restructuring, net of cash paid	(39.8)	66.6	49.5
Venezuela currency devaluation	23.2
(Gain) loss on sale of businesses	1.9	(89.3)
Other, net	16.4	5.6	8.9
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(147.4)	(189.7)	(106.0)
Inventories	(30.5)	(2.0)	(36.1)
Other assets	(68.7)	18.6	(60.2)
Accounts payable	50.6	79.0	60.9
Other liabilities	(0.6)	26.2	(84.9)
Cash provided by operating activities	1,559.8	1,203.0	685.5
INVESTING ACTIVITIES
Capital expenditures	(625.1)	(574.5)	(341.7)
Capitalized software expenditures	(37.2)	(33.0)	(24.3)
Property and other assets sold	18.1	15.9	3.0
Businesses acquired and investments in affiliates, net of cash acquired	(1,437.7)	(43.0)	(1,633.2)
Divestiture of businesses	(8.3)	130.7
Deposit into indemnification escrow	(10.5)	(1.3)	(28.1)
Release from indemnification escrow	13.0	17.3
Cash used for investing activities	(2,087.7)	(487.9)	(2,024.3)
FINANCING ACTIVITIES
Net issuances (repayments) of commercial paper and notes payable	(278.3)	(387.3)	907.1
Long-term debt borrowings	900.1	1,001.2	4,238.7
Long-term debt repayments	(511.2)	(1,694.9)	(1,420.4)
Reacquired shares	(307.6)	(209.9)	(690.0)
Dividends paid	(218.1)	(306.8)	(162.9)
Exercise of employee stock options	97.0	163.7	89.0
Excess tax benefits from share-based payment arrangements	36.6	50.1	13.7
Acquisition related contingent consideration	(11.3)
Other, net	0.2	(9.7)	(41.4)
Cash provided by (used for) financing activities	(292.6)	(1,393.6)	2,933.8
Effect of exchange rate changes on cash and cash equivalents	1.9	(7.3)	6.3
Increase (decrease) in cash and cash equivalents	(818.6)	(685.8)	1,601.3
Cash and cash equivalents, beginning of year	1,157.8	1,843.6	242.3
Cash and cash equivalents, end of year	339.2	1,157.8	1,843.6
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid	434.2	222.6	224.2
Interest paid	$ 258.9	$ 279.0	$ 71.1